Statement of Cash Flows (USD $)	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Net Cash Provided by (Used in) Operating Activities
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ (33,196)	$ (10,110)
Adjustments, Noncash Items, to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities
Depreciation		294
Stock Based Compensation	2,172
Increase (Decrease) in Operating Capital
Increase (Decrease) in Operating Capital of Discontinued Operations	11,098	(4,905)
Increase (Decrease) in Prepaid Expense and Other Assets	(1,500)	(882)
Increase (Decrease) in Accounts Payable and Accrued Liabilities	(664)	(86)
Net Cash Provided by (Used in) Operating Activities	(22,090)	(15,689)
Net Cash Provided by (Used in) Financing Activities
Proceeds from (Repayments of) Notes Payable		8,000
Proceeds from (Payments for) Advances from Affiliates	15,245
Proceeds from Issuance or Sale of Equity		4,000
Net Cash Provided by (Used in) Financing Activities	15,245	12,000
Cash and Cash Equivalents, Period Increase (Decrease)	(6,845)	(3,689)
Cash and Cash Equivalents, at Carrying Value	6,845	7,121
Cash and Cash Equivalents, at Carrying Value		$ 3,432